Interim Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenue		$ 48,825	$ 89,595
Operating costs		(52,498)	(90,904)
Gross loss		$ (3,673)	$ (1,309)
Gross loss ratio		(7.50%)	(1.50%)
Operating expenses
Selling expense		$ (2,630)	$ (2,342)
General and administrative expense		(6,045)	(9,439)
Share-based compensation		(1,990)	(1,893)
Fair value loss on digital assets		(27,376)
Total operating expenses		(38,041)	(13,674)
Loss from operations		(41,714)	(14,983)
Other income (expenses):
Interest expense			(396)
Other income, net		7,193	1,148
Total other income, net		7,193	752
Loss before income taxes		(34,521)	(14,231)
Income tax expense		(1)	5
Net loss		(34,522)	(14,226)
Non-controlling interests		2	10
Net loss attributable to SOS Limited		(34,520)	(14,216)
Other comprehensive loss:
Foreign currency translation adjustment-net of tax		4,946	(3,892)
Total comprehensive loss		$ (29,574)	$ (18,108)
Weighted average number of ordinary shares
Basic (in Shares)		16,582,969	6,810,554
Diluted (in Shares)	[1]	16,582,969	6,810,554
LOSS PER SHARE
Basic (in Dollars per share)		$ (2.08)	$ (2.09)
Diluted (in Dollars per share)	[1]	$ (2.08)	$ (2.09)

[1]	Note 1: *N/A Anti-diluted shares not considered